Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,667,000.00
Previously Paid Amount	230.21
Total Fee Amount	230.21
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 1,667,000.00
Final Prospectus	true